10Q - Summary of Significant Accounting Policies - Schedule of Aircraft Held for Sale (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale as of December 31, 2023	$ 66,986
Aircraft held for sale as of June 30, 2024	18,052
Disposal Group, Held-for-Sale, Not Discontinued Operations | Gulfstream GIV Aircrafts
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale as of December 31, 2023	0
Aircraft sold	(11,986)
Aircraft reclassified to held for sale	35,239
Impairment (gain) loss due to fair value adjustments	1,282
Aircraft held for sale as of June 30, 2024	$ 21,971